Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 886,632	$ 127,701	¥ 861,080
Less: accumulated depreciation	(468,759)	(67,515)	(422,840)
Impairment of plant and equipment	(7,219)	(1,040)	(7,219)
Property, plant and equipment, net	410,654	59,146	431,021
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	68,319	9,840	68,261
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	799,067	115,088	774,546
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,484	358	2,449
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	14,668	2,113	13,730
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 2,094	$ 302	¥ 2,094